INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 5,232	$ 4,762
Work in progress	1,271	1,952
Finished products	6,102	7,149
Total inventory	$ 12,605	$ 13,863